Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions

30. Related party transactions

a) Parent and ultimate controlling party

The Group is controlled by Jing-Bin Chiang and his family who directly and indirectly 51.15% and 55.81% equity interest in the Company as of December 31, 2025 and 2024, respectively.

b) Names of related parties and relationship

Names of related parties	Relationship with the Company	Note
YMA Composite Materials (DG) Co., Ltd. (YMA DG)	The Company is the shareholder of YMA DG	i)
Forwell Sports Equipment Co., Ltd. (Forwell)	The Company is the shareholder of Forwell	i)
Jing-Bin Chiang	Key management
Yu-Ning Chiang	Key management

i) The Company holds 19.5% of the equity interest in YMA DG and Forwell, both of which are manufacturers of bicycles parts in the PRC, and in which the Company does not have a controlling interest or significant influence. The investment is recorded at fair value through other comprehensive income. During the current year, management decided and switched to a new operating strategy and expected that the investments in both YMA DG and Forwell are no longer recoverable. Upon the strategic divestiture and loss of significant influence confirmed by the Board on November 27, 2025, these entities ceased to be related parties. Consequently, no balances remain outstanding as of December 31, 2025, the Company has written off these investments to consolidated statements of comprehensive (loss) income during the year ended December 31, 2025.

c) Significant related party transactions

(a) Service revenue:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Service revenue
YMA DG	$960,000	$529,665	$280,231
Forwell	-	-	45,139
	$960,000	$529,665	$325,370

Service revenues are based on the prices and terms that would be available to third parties.

(b) Purchase of goods

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Purchase of goods
YMA DG	$4,757,080	$11,505,167	$10,438,247
Forwell	-	-	3,989,255
	$4,757,080	$11,505,167	$14,427,502

Goods are purchased based on the prices and terms that would be available to third parties.

(c) Receivables from related parties:

	As of	As of
	December 31, 2025	December 31, 2024
Accounts receivable
YMA DG	$-	$5,029,583

Acting on behalf of a related party in purchasing raw materials, the goods are purchased based on the prices and terms that would be available to third parties.

During the year ended December 31, 2025, based on an updated assessment of the debtors’ financial condition and their inability to fulfill the repayment schedule, the Group determined that the carrying amounts of these receivables were no longer recoverable. As a result, a full impairment loss was recognized for the remaining balances of $5,029,583.

	As of	As of
	December 31, 2025	December 31, 2024
Long-term Receivables from related parties
YMA DG	$-	$6,068,347
Forwell	-	2,232,376
	$-	$8,300,723

On May 14, 2024, the Group signed a supplementary agreement to the equity transfer agreement dated April 1, 2023. The agreement stipulates that the Group has renegotiated with YMA DG and Forwell, agreeing that the debts will be fully repaid in three installments on December 31, 2024, December 31, 2025, and December 31, 2026.

During the year ended December 31, 2025, based on an updated assessment of the debtors’ financial condition and their inability to fulfill the repayment schedule, the Group determined that the carrying amounts of these receivables were no longer recoverable. As a result, a full impairment loss was recognized for the remaining balances of $8,300,723.

d) Endorsements and guarantees provided by related parties

(i) The provision of credit lines used from loans guaranteed by key management is as follows:

	As of	As of
	December 31, 2025	December 31, 2024
Guaranteed by key management
Short-term loans	$2,741,552	$8,999,751
Long-term loans	1,652,258	1,037,768
	$4,393,810	$10,037,519

(ii) Loans from a Related Party

	As of December 31, 2025	As of December 31, 2024
Loans from a Related Party
Yu-Ning Chiang	$8,249,052	$-

As of December 31, 2025, the Company had an outstanding loan from Ms. Yu-Ning Chiang, an immediate family member of the Chairman of the Board, Mr. Jing-Bin Chiang, amounting to $8,249,052. The loan is unsecured, bears a fixed interest rate of 0.5% per annum, and originally matures on December 31, 2026. On April 30, 2026, Yu-Ning Chiang signed a letter that she will not demand for repayment from the Company for the coming year until cash surplus from the Company. For the year ended December 31, 2025, the interest expense incurred in connection with this loan was $8,915.

e) Key management compensation

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Compensation
Salaries and other short-term employee benefits	$616,887	$594,278	$566,945
Post-employment benefits	9,732	9,343	9,807
Share-based payments	87,808	131,712	131,712
	$714,427	$735,333	$708,464